Investments Accounted for Using the Equity Method - Fair Value of Interests in Listed Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Carrying amount	¥ 131,636	¥ 123,255
Shanghai Pudong Development Bank Co., Ltd. ('SPD Bank") [member]
Disclosure of associates [line items]
Carrying amount	78,559	71,938
Fair value	67,166	66,522
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Carrying amount	1,852	1,776
Fair value	10,598	4,854
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Carrying amount	7,472	7,296
Fair value	7,450	8,297
Listed associates [Member]
Disclosure of associates [line items]
Carrying amount	87,883	81,010
Fair value	¥ 85,214	¥ 79,673